Financial Instruments (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) [Line Items]
Advances to suppliers	S/ 53,658	S/ 31,365
Tax receivable	39,959	32,706
Advances Received from Customer	365,700
Taxes payable	165,800
Salaries and other personnel payable	S/ 99,200	8,200
Administrative fees description	Includes civil compensation to Peruvian Government S/488.9 million and administrative process INDECOPI for S/52.4 million (S/486.1 million and S/55 million, respectively, as of December 31, 2021; additionally, shareholder class action lawsuits in the Eastern District Court of New York for S/35.1 million)
Salaries and other payable [Member]
Financial Instruments (Details) [Line Items]
Salaries and other personnel payable	S/ 6,200	322,700
Non-Financial Liabilities [Member]
Financial Instruments (Details) [Line Items]
Salaries and other personnel payable		124,000
Non-Financial Liabilities [Member] | Salaries and other payable [Member]
Financial Instruments (Details) [Line Items]
Salaries and other personnel payable		126,500
Non-financial assets [Member]
Financial Instruments (Details) [Line Items]
Advances to suppliers		31,400
Tax receivable	141,900	S/ 133,400
Non-financial assets [Member] | Salaries and other payable [Member]
Financial Instruments (Details) [Line Items]
Advances to suppliers	S/ 53,700